Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		126 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Statements of Operations and Comprehensive Loss [Abstract]
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	9,480	10,103	137,440
General and administrative	6,295	5,496	53,684
Depreciation	267	456	23,875
Impairment of property and equipment	0	0	7,371
Other expense, net	555	165	2,425
Total operating expenses	(16,597)	(16,220)	(224,795)
Loss from operations	(16,597)	(16,220)	(224,795)
Interest income	47	27	8,586
Interest expense	(7,622)	(2,957)	(25,468)
Change in fair value of embedded derivative and derivative liability	(3,088)	944	(2,144)
Change in fair value of warrant liability	8,333	1,277	26,108
Net loss	(18,927)	(16,929)	(217,713)
Other comprehensive loss	0	0
Comprehensive loss	$ (18,927)	$ (16,929)
Basic and diluted net loss per share (in dollars per share)	$ (4.70)	$ (7.13)
Weighted-average common stock outstanding - basic and diluted (in shares)	4,024	2,374